BUSINESS COMBINATIONS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill	$ 9,161,486	$ 3,517,315	$ 3,517,315
Scouted Asset Purchase
Sales and client relationships and contracts	1,382,076
Intellectual property	98,721
Domains	18,000
Goodwill	306,386
Total Purchase Price	$ 1,805,183